Accounts receivable and other (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables	$ 33,746	$ 23,020
Value added tax and other taxes recoverable	19,679	17,782
Other receivables and advances	13,610	9,946
Prepaid expenses and deposits	23,940	17,834
Investments in marketable securities	138	163
Accounts receivable and other	$ 91,113	$ 68,745